Restatement of Previously Issued Financial Statements - Balance Sheet (Parenthetical) (Detail) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Mar. 31, 2020
Restatement of Previously Issued Financial Statements
Common stock, par value	$ 0.0000001		$ 0.0000001
Montes Archimedes Acquisition Corp.
Restatement of Previously Issued Financial Statements
Common stock subject to possible redemption, par value	0.0001	$ 0.0001
Preferred stock, par value	0.0001	0.0001
Montes Archimedes Acquisition Corp. | Restatement of warrants as derivative liabilities
Restatement of Previously Issued Financial Statements
Preferred stock, par value		0.0001
Class A common stock | Montes Archimedes Acquisition Corp.
Restatement of Previously Issued Financial Statements
Common stock, par value	0.0001	0.0001
Class A common stock | Montes Archimedes Acquisition Corp. | Restatement of warrants as derivative liabilities
Restatement of Previously Issued Financial Statements
Common stock subject to possible redemption, par value		0.0001
Common stock, par value		0.0001
Class B common stock | Montes Archimedes Acquisition Corp.
Restatement of Previously Issued Financial Statements
Common stock, par value	$ 0.0001	0.0001
Class B common stock | Montes Archimedes Acquisition Corp. | Restatement of warrants as derivative liabilities
Restatement of Previously Issued Financial Statements
Common stock, par value		$ 0.0001